ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the consideration transferred and purchase price allocation based upon the relative fair value of the assets acquired and liabilities to be assumed:

(Thousands)	Estimated Fair Value
Purchase price	$166,000
Net working capital adjustment	(449)
Transaction costs	9,456
Total costs capitalized	$175,007
Identifiable assets acquired
Property, plant and equipment	$174,438
Other	1,018
Net working capital	(449)
Net assets acquired	$175,007
The following table summarizes the consideration transferred and purchase price allocation based upon the relative fair value of the assets acquired and liabilities to be assumed:

(Thousands)	Estimated Fair Value
Purchase price	$367,500
Net working capital adjustment	4,111
Transaction costs	1,664
Total costs capitalized	$373,275
Identifiable assets acquired
Property, plant and equipment	$365,715
Base gas	3,445
Other assets, net	4
Net working capital	4,111
Net assets acquired	$373,275